Cambria Shareholder Yield ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings

Cambria Shareholder Yield ETF
Energy	21.0%
Consumer Discretionary	19.3%
Financials	18.2%
Materials	16.6%
Industrials	11.6%
Communication Services	4.1%
Information Technology	3.8%
Health Care	2.2%
Consumer Staples	2.2%
Utilities	1.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.

	Shares	Value
Common Stocks - 98.3%
Communication Services - 4.1%
AT&T, Inc.	686,586	$13,216,781
Comcast Corp. - Class A	287,328	11,858,027
Fox Corp. - Class A	394,910	15,022,376
Verizon Communications, Inc.	291,937	11,829,287
		51,926,471

Consumer Discretionary - 19.0%
Adtalem Global Education, Inc. (a)	238,618	18,710,037
AutoNation, Inc. (a)	83,428	15,911,388
BorgWarner, Inc.	364,856	12,883,065
Brunswick Corp.	138,117	11,249,630
Carter's, Inc.	150,310	9,101,271
Dillard's, Inc. - Class A	27,103	10,802,985
Ethan Allen Interiors, Inc.	379,378	11,711,399
H&R Block, Inc.	224,964	13,034,414
Haverty Furniture Cos., Inc.	421,583	12,339,734
KB Home	179,900	15,485,792
Kohl's Corp.	500,117	10,832,534
Lennar Corp. - Class A	80,392	14,223,757
ODP Corp. (a)	245,629	10,377,825
Penske Automotive Group, Inc.	77,430	13,481,337
PulteGroup, Inc.	110,076	14,530,032
PVH Corp.	92,737	9,458,247
Toll Brothers, Inc.	101,599	14,499,193
Travel + Leisure Co.	260,655	12,013,589
Whirlpool Corp.	112,997	11,522,304
		242,168,533

Consumer Staples - 2.1%
Cal-Maine Foods, Inc.	209,085	14,964,214
Kraft Heinz Co.	347,353	12,230,299
		27,194,513

Energy - 20.5%
California Resources Corp.	223,599	11,501,933
Chesapeake Energy Corp. (b)	144,855	11,056,782
Chevron Corp.	77,955	12,509,439
Chord Energy Corp.	68,888	11,825,314
CNX Resources Corp. (a)	533,233	14,114,677
ConocoPhillips	94,908	10,553,770
CONSOL Energy, Inc. (a)	145,974	14,569,665
Coterra Energy, Inc.	442,410	11,414,178
CVR Energy, Inc.	359,335	10,276,981
Devon Energy Corp.	245,578	11,549,533
EOG Resources, Inc.	94,567	11,991,096
Helmerich & Payne, Inc.	341,773	13,814,465
Magnolia Oil & Gas Corp. - Class A	473,275	12,892,011
Marathon Oil Corp.	428,463	12,018,387
Marathon Petroleum Corp.	62,296	11,027,638
Murphy Oil Corp.	292,722	12,112,836
PBF Energy, Inc. - Class A	217,271	8,853,793
Peabody Energy Corp.	546,130	12,129,547
Phillips 66	76,965	11,196,868
Plains GP Holdings LP - Class A	669,517	12,787,775
SM Energy Co.	240,391	11,106,064
Valero Energy Corp.	73,303	11,854,561
		261,157,313

Financials - 17.9%
Affiliated Managers Group, Inc.	71,980	13,360,928
Aflac, Inc.	145,231	13,852,133
American Financial Group, Inc.	93,206	12,206,258
Ameriprise Financial, Inc.	28,741	12,360,642
Assured Guaranty Ltd.	147,325	12,135,160
Federated Hermes, Inc. - Class B	342,441	11,755,999
Jefferies Financial Group, Inc.	281,326	16,449,131
Lincoln National Corp.	382,988	12,753,500
MetLife, Inc.	166,263	12,777,312
Mr. Cooper Group, Inc. (a)	166,649	14,978,412
PayPal Holdings, Inc. (a)	202,138	13,296,638
Principal Financial Group, Inc.	143,716	11,714,291
PROG Holdings, Inc.	368,749	16,615,830
SLM Corp.	580,484	13,171,182
Synchrony Financial	281,496	14,297,182
Victory Capital Holdings, Inc. - Class A	297,729	15,598,022
Western Union Co.	909,730	10,816,690
		228,139,310

Health Care - 2.2%
Universal Health Services, Inc. - Class B	70,284	15,023,908
Viatris, Inc.	1,058,530	12,765,872
		27,789,780

Industrials - 11.4%
Atkore, Inc.	69,969	9,445,815
Boise Cascade Co.	90,632	12,877,901
Brady Corp. - Class A	214,742	15,377,675
Builders FirstSource, Inc. (a)	66,769	11,175,127
ManpowerGroup, Inc.	165,546	12,677,513
Matson, Inc.	103,952	13,795,470
Owens Corning	77,948	14,527,948
REV Group, Inc.	647,870	18,904,846
Ryder System, Inc.	102,108	14,311,457
Textron, Inc.	132,464	12,305,906
Wabash National Corp.	437,445	9,400,693
		144,800,351

Information Technology - 3.8%
Arrow Electronics, Inc. (a)	103,311	12,778,538
DXC Technology Co. (a)	580,297	11,803,241
TD SYNNEX Corp.	126,121	15,029,840
Xerox Holdings Corp.	794,415	8,551,877
		48,163,496

Materials - 16.3%
Alpha Metallurgical Resources, Inc.	41,222	12,177,391
Arch Resources, Inc.	81,684	11,970,790
Berry Global Group, Inc.	210,261	13,818,353
CF Industries Holdings, Inc.	151,023	11,536,647
Cleveland-Cliffs, Inc. (a)	829,951	12,739,748
Dow, Inc.	227,854	12,411,207
DuPont de Nemours, Inc.	165,449	13,848,081
Eastman Chemical Co.	128,560	13,284,105
Greif, Inc. - Class A	188,255	12,552,843
Huntsman Corp.	497,518	11,905,606
LyondellBasell Industries NV - Class A	123,094	12,242,929
Mosaic Co.	359,457	10,701,035
Nucor Corp.	67,295	10,965,047
Olin Corp.	226,660	10,337,963
Ryerson Holding Corp.	396,507	9,432,902
Steel Dynamics, Inc.	88,304	11,763,859
Sylvamo Corp.	211,607	15,597,552
		207,286,058

Utilities - 1.0%
UGI Corp.	528,317	13,091,695
Total Common Stocks (Cost $1,184,116,448)		1,251,717,520

Short-Term Investments - 2.2%
Investments Purchased with Proceeds from Securities Lending - 0.6%
First American Government Obligations Fund - Class X, 5.23% (c)	7,020,000	7,020,000
Money Market Funds - 1.6% First American Treasury Obligations Fund - Class X, 5.20% (c)	20,686,581	20,686,581
Total Short-Term Investments (Cost $27,706,581)		27,706,581

Total Investments - 100.5% (Cost $1,211,823,029)		1,279,424,101
Liabilities in Excess of Other Assets - (0.5%)		(6,623,869)
Total Net Assets - 100.0%		$1,272,800,232

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $6,869,700 which represented 0.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Shareholder Yield ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,251,717,520	$–	$–	$1,251,717,520
Investments Purchased with Proceeds from Securities Lending	7,020,000	–	–	7,020,000
Money Market Funds	20,686,581	–	–	20,686,581
Total Assets	$1,279,424,101	$–	$–	$1,279,424,101

Refer to the Schedule of Investments for further disaggregation of investment categories.